Goodwill and Other Intangible Assets	12 Months Ended
May 31, 2014
Goodwill and Other Intangible Assets

NOTE C – GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill, by reportable segment, for the years ended May 31, 2014 and 2013, are as follows:

(In thousands)	Industrial Segment	Consumer Segment	Total
Balance as of June 1, 2012	$465,891	$383,455	$849,346
Acquisitions	98,718	162,071	260,789
Translation adjustments	209	3,487	3,696

Balance as of May 31, 2013	564,818	549,013	1,113,831
Acquisitions	3,147	18,149	21,296
Translation adjustments	4,193	8,054	12,247

Balance as of May 31, 2014	$572,158	$575,216	$1,147,374

Total accumulated impairment losses were $14.9 million at May 31, 2014 and 2013, which was recorded during the fiscal year ended May 31, 2009 by our industrial reportable segment.

Other intangible assets consist of the following major classes:

(In thousands)	Amortization Period (In Years)	Gross Carrying Amount	Accumulated Amortization	Net Other Intangible Assets
As of May 31, 2014
Amortized intangible assets
Formulae	3 to 33	$226,200	$124,413	$101,787
Customer-related intangibles	3 to 33	201,968	80,667	121,301
Trademarks/names	3 to 40	33,219	15,435	17,784
Other	2 to 40	57,476	30,329	27,147

Total Amortized Intangibles		518,863	250,844	268,019
Indefinite-lived intangible assets
Trademarks/names		191,517		191,517

Total Other Intangible Assets		$710,380	$250,844	$459,536

As of May 31, 2013
Amortized intangible assets
Formulae	3 to 33	$216,418	$113,315	$103,103
Customer-related intangibles	3 to 33	196,376	66,077	130,299
Trademarks/names	2 to 40	30,223	13,222	17,001
Other	1 to 40	48,817	27,046	21,771

Total Amortized Intangibles		491,834	219,660	272,174
Indefinite-lived intangible assets
Trademarks/names		187,439		187,439

Total Other Intangible Assets		$679,273	$219,660	$459,613

The aggregate intangible asset amortization expense for the fiscal years ended May 31, 2014, 2013 and 2012 was $28.2 million, $27.7 million and $21.4 million, respectively. For the next five fiscal years, we estimate annual intangible asset amortization expense related to our existing intangible assets to approximate the following: 2015 — $26.5 million, 2016 — $25.6 million, 2017 — $25.1 million, 2018 — $24.4 million and 2019 — $23.1 million.